Capital structure and financing - C.3. Debt and financing (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Jul. 31, 2018 USD ($)	Jul. 31, 2018 COP ($)
Disclosure of detailed information about borrowings [line items]
Total non-current financing	$ 5,915	$ 4,291
Less: portion payable within one year	(129)	(168)
Debt and financing – non-current	5,786	4,123	[1],[2]
Total non-current financing due after more than one year	57	289
Debt and financing – current	186	458	[1],[2]
Borrowings	5,972	4,580
Millicom International Cellular S.A. (Luxembourg)
Disclosure of detailed information about borrowings [line items]
Borrowings	2,773	1,770
Colombia
Disclosure of detailed information about borrowings [line items]
Borrowings	827	1,016
Paraguay
Disclosure of detailed information about borrowings [line items]
Borrowings	502	504
Bolivia
Disclosure of detailed information about borrowings [line items]
Borrowings	350	317
Panama
Disclosure of detailed information about borrowings [line items]
Borrowings	918	261
Tanzania
Disclosure of detailed information about borrowings [line items]
Borrowings	186	201
Chad
Disclosure of detailed information about borrowings [line items]
Borrowings	0	64
Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings	148	148
El Salvador
Disclosure of detailed information about borrowings [line items]
Borrowings	268	299
Bilateral Facility With IIC [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings face amount				$ 50	$ 144,054.5
Borrowings, interest rate				9.45%	9.45%
Bonds
Disclosure of detailed information about borrowings [line items]
Total non-current financing	4,067	2,501
Total non-current financing due after more than one year	46	0
Banks
Disclosure of detailed information about borrowings [line items]
Total non-current financing	1,805	1,324
Total non-current financing due after more than one year	11	289
Finance lease liabilities
Disclosure of detailed information about borrowings [line items]
Total non-current financing	0	353
Other Borrowings
Disclosure of detailed information about borrowings [line items]
Total non-current financing	$ 43	$ 113

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).